Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Lessor, Operating Lease, Carrying Value of Assets Subject to Leases
Movements in flight equipment held for operating leases during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Net book value at beginning of period	$55,220,809	$57,825,056
Additions	6,436,690	4,587,387
Depreciation	(2,446,751)	(2,359,868)
Disposals and transfers to held for sale	(1,877,175)	(1,540,728)
Transfers from/to investment in finance leases, net/inventory	(170,900)	(34,321)
Write-offs and impairment, net (Note 25 and 26)	(71,507)	(3,256,717)
Net book value at end of period	$57,091,166	$55,220,809

Accumulated depreciation and impairment as of December 31, 2023 and 2022, respectively:	$(13,789,382)	$(12,448,619)